Agreements - Base Management Fee, Income Based Incentive Fee and Capital Gains Incentive Fee (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Investment Company [Abstract]
Base management fee	$ 130	$ 46,991	$ 9,713
Income based fee		43,324	7,622
Capital gains incentive fee		$ 10,219	$ 3,162